LEASES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Schedule of future maturities of the Company's lease obligations
The following table presents the future maturities of the Company’s lease obligations as of March 31, 2021 (in thousands):

Remainder of 2021	$4,356
2022	5,441
2023	5,389
2024	3,712
2025	2,593
Thereafter	1,524
Total lease payments	23,015
Less: imputed interest	1,660
Total operating lease liabilities	$21,355

The following table presents the future maturities of the Company’s lease obligations as of December 31, 2020 (in thousands):

2021	$4,119
2022	3,611
2023	3,512
2024	1,919
2025	1,417
Thereafter	1,546
Total lease payments	16,124
Less: imputed interest	(1,177)
Total operating lease liabilities	$14,947